Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2024	2025
Accrued liabilities and other current liabilities
Salary and welfare payable	16,717	22,999
Other tax payables	600	6,240
Customer deposits	12,865	5,566
Warranty reserve (Note b)	582	4,146
Provision for reserve for inventory purchase commitments (Note a)	—	3,904
Professional services payable	5,978	3,740
Customer refund	3,682	3,738
VAT received from customers related to contract liabilities	1,251	490
Others	1,731	3,725
Total	43,406	54,548
Other non-current liabilities
Deferred government grant	9,055	9,261
Others	—	370
Total	9,055	9,631

Note a: The Company entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2024 and 2025, the Company’s purchase obligation to third-party suppliers for foundry service was US$97,709 and US$136,134, respectively.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.

Schedule of product warranty liability

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2024	2025
Accrued warranty—beginning of year	878	582
Accrual for warranties issued during the year	2,598	6,889
Warranty claims paid	(2,512)	(3,172)
Warranty expired	(878)	(224)
Foreign currency translation adjustment	496	71
Accrued warranty—end of year	582	4,146